EQUITY METHOD INVESTMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENT

17.	EQUITY METHOD INVESTMENT

Prior to March 7, 2022, the Company accounted for its investment in Dense Air, as an equity method investment. Dense Air has been funded by its sole lender through convertible debt with various restrictions and requirements including a conversion option on substantially all of the ownership interest in Dense Air. On March 22, 2021, an investor acquired the sole lender to Dense Air’s rights and obligations under a convertible loan agreement and on March 7, 2022 converted the outstanding amount of the loan into shares. The Company retained an approximate 4% holding of Dense Air Networks L.P. This conversion did not have a significant effect on the Company’s consolidated balance sheets, statements of operations or cash flows.

There have been no dividends received from Dense Air or Dense Air Networks L.P. for the years ended December 31, 2022 and 2021. The investments had no value at March 31, 2023 and December 31, 2022.

24.	EQUITY METHOD INVESTMENT

Prior to March 7, 2022, the Company accounted for its investment in Dense Air, as an equity method investment. Dense Air has been funded by its sole lender through convertible debt with various restrictions and requirements including a conversion option on substantially all of the ownership interest in Dense Air. On March 22, 2021, an investor acquired the sole lender to Dense Air’s rights and obligations under a convertible loan agreement and on March 7, 2022 converted the outstanding amount of the loan into shares. The Company retained an approximate 4% holding of Dense Air Networks L.P. This conversion did not have a significant effect on the Company’s consolidated balance sheets, statements of operations or cash flows.

There have been no dividends received from Dense Air or Dense Air Networks L.P. for the years ended December 31, 2022 and 2021. The investments had no value at December 31, 2022 and 2021.